Trade and Other Receivables - Summary of Trade and Other Receivables Due Within 1 Year (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	€ 2,690	€ 1,594
Unbilled receivables	236	710
VAT receivable	891	582
Prepaid expenses	2,783	427
Prepaid pension costs		838
Interest receivable	213	170
Other receivables	219	92
Total	€ 7,032	€ 4,413	[1]

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.